Segment Reporting - Schedule of Reportable Segments (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Revenue
Total revenue	RM 55,465,994	$ 13,167,002	RM 30,439,585
Cost of Sales
Total cost of sales	(49,602,598)	(11,775,097)	(28,212,121)
Total gross profit	5,863,396	1,391,905	2,227,464
Loss from operations before income tax	(480,184)	(113,989)	(1,283,923)
Total assets reportable segments	121,972,532			$ 28,954,904	RM 114,292,130
Consolidated total assets	121,972,532			28,954,904	114,292,130
Total liability reportable segments	104,663,739			24,845,992	97,170,652
Consolidated total liabilities	104,663,739			24,845,992	97,170,652
Large Scale Solar Contract Services [Member]
Revenue
Total revenue	31,310,177	7,432,683	18,705,854
Cost of Sales
Total cost of sales	(28,708,507)	(6,815,076)	(18,266,261)
Commercial & Industrial Contract Services [Member]
Revenue
Total revenue	21,648,404	5,139,087	4,075,825
Cost of Sales
Total cost of sales	(18,632,087)	(4,423,047)	(3,140,653)
Large Scale Solar Sales of Goods [Member]
Revenue
Total revenue			5,746,020
Cost of Sales
Total cost of sales			(5,064,522)
Commercial & Industrial Sales of Goods [Member]
Revenue
Total revenue	2,507,413	595,232	1,911,886
Cost of Sales
Total cost of sales	(2,262,004)	(536,974)	(1,740,685)
Large Scale Solar Gross Profit [Member]
Cost of Sales
Total gross profit	2,601,670	617,607	1,121,091
Commercial & Industrial Gross Profit [Member]
Cost of Sales
Total gross profit	3,261,726	774,298	1,106,373
Selling and Administrative Expenses [Member]
Cost of Sales
Loss from operations before income tax	(6,127,228)	(1,454,534)	(3,454,946)
Selling and Administrative Expenses to Related Parties [Member]
Cost of Sales
Loss from operations before income tax	(216,352)	$ (51,360)	RM (56,441)
Large Scale Solar Segment [Member]
Cost of Sales
Total assets reportable segments	51,498,736			12,225,219	49,139,582
Total liability reportable segments	16,445,691			3,904,021	21,362,655
Commercial & Industrial Segment [Member]
Cost of Sales
Total assets reportable segments	23,083,016			5,479,648	33,956,854
Total liability reportable segments	12,621,562			2,996,217	29,714,895
Reportable Segments [Member]
Cost of Sales
Total assets reportable segments	74,581,752			17,704,867	83,096,436
Total liability reportable segments	29,067,252			6,900,238	51,077,550
Corporate and Other [Member]
Cost of Sales
Consolidated total assets	47,390,780			11,250,037	31,195,694
Consolidated total liabilities	RM 75,596,487			$ 17,945,754	RM 46,093,102